RISK MANAGEMENT (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 308,064,812	R$ 315,355,048
Brazilian government bonds	263,224,363	277,460,786
Corporate debt and marketable equity securities	30,626,530	25,063,901
Bank debt securities	4,010,896	3,334,171
Mutual funds	9,368,468	9,323,075
Foreign government securities	468,521	118,948
Brazilian government bonds issued abroad	366,034	54,167
Derivatives	(2,537,088)	(1,840,440)
Derivative financial instruments (assets)	3,199,679	3,939,198
Derivative financial instruments (liabilities)	(5,736,767)	(5,779,638)
Debt instruments at fair value through other comprehensive income	152,116,761	206,067,520
Brazilian government bonds	123,817,265	183,192,342
Corporate debt securities	1,467,682	1,138,187
Bank debt securities	1,115,295	1,087,286
Brazilian government bonds issued abroad	8,960,333	6,670,043
Foreign government securities	8,324,658	7,404,755
Mutual funds	4,951,794	2,282,963
Marketable equity securities and other stocks	3,479,734	4,291,944
Total	457,644,485	519,582,128
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	41,731,862	56,028,649
Brazilian government bonds		5,125,479
Corporate debt and marketable equity securities	8,759,461	10,392,525
Bank debt securities	32,972,401	40,510,645
Mutual funds
Foreign government securities
Brazilian government bonds issued abroad
Derivatives	6,551,467	2,087,979
Derivative financial instruments (assets)	16,497,753	11,321,165
Derivative financial instruments (liabilities)	(9,946,286)	(9,233,186)
Debt instruments at fair value through other comprehensive income	3,061,706	5,218,058
Brazilian government bonds
Corporate debt securities	182,142	231,779
Bank debt securities	2,879,564	4,986,279
Brazilian government bonds issued abroad
Foreign government securities
Mutual funds
Marketable equity securities and other stocks
Total	51,345,035	63,334,686
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,251,689	801,331
Brazilian government bonds		1
Corporate debt and marketable equity securities	2,251,689	801,330
Bank debt securities
Mutual funds
Foreign government securities
Brazilian government bonds issued abroad
Derivatives	(420,005)	(376,410)
Derivative financial instruments (assets)	137,553	152,986
Derivative financial instruments (liabilities)	(557,558)	(529,396)
Debt instruments at fair value through other comprehensive income	1,114,117	1,564,028
Brazilian government bonds	11,750	16,606
Corporate debt securities
Bank debt securities	17,438	307,793
Brazilian government bonds issued abroad
Foreign government securities
Mutual funds
Marketable equity securities and other stocks	1,084,929	1,239,629
Total	2,945,801	1,988,949
Fair Value Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	352,048,363	372,185,028
Brazilian government bonds	263,224,363	282,586,266
Corporate debt and marketable equity securities	41,637,680	36,257,756
Bank debt securities	36,983,297	43,844,816
Mutual funds	9,368,468	9,323,075
Foreign government securities	468,521	118,948
Brazilian government bonds issued abroad	366,034	54,167
Derivatives	3,594,374	(128,871)
Derivative financial instruments (assets)	19,834,985	15,413,349
Derivative financial instruments (liabilities)	(16,240,611)	(15,542,220)
Debt instruments at fair value through other comprehensive income	156,292,584	212,849,606
Brazilian government bonds	123,829,015	183,208,948
Corporate debt securities	1,649,824	1,369,966
Bank debt securities	4,012,297	6,381,358
Brazilian government bonds issued abroad	8,960,333	6,670,043
Foreign government securities	8,324,658	7,404,755
Mutual funds	4,951,794	2,282,963
Marketable equity securities and other stocks	4,564,663	5,531,573
Total	R$ 511,935,321	R$ 584,905,763